SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable, net (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Oil, natural gas and NGL sales	$ 11,586	$ 76,115		$ 263,804
Less: Electrical cost recovery		0		(179,336)
Oil, natural gas and NGL sales, net of electrical cost recovery		76,115		84,468
Joint interest accounts receivable	625,294	494,587		445,953
Unbilled joint interest expense	1,401	(852)		371,737
Total joint interest related receivables	626,695	493,735		817,690
Other accounts receivable	59,735	122,501		11,827
Allowance for expected losses				(78,812)
Total Accounts receivable, net	$ 698,016	$ 692,351	$ 835,173	$ 835,173	$ 863,749